Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2013 and 2012 is as follows:

	In Thousands
	2013	2012

Land	$15,140	15,115
Buildings	25,859	25,114
Leasehold improvements	140	140
Furniture and equipment	6,698	5,765
Automobiles	123	119
Construction-in-progress	1,100	—

	49,060	46,253
Less accumulated depreciation	(10,884)	(10,400)

	$38,176	35,853

During 2013 and 2012 payments of $1,154,000 and $343,000, respectively, were made to a director for building repairs and maintenance and construction of buildings.

Depreciation expense was $1,763,000, $1,530,000 and $1,491,000 for the years ended December 31, 2013, 2012 and 2011, respectively.